Financial Instruments - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	£ 223,840	£ 213,525
Loans and advances to banks	1,105	1,420
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	156	506
Deposits by customers	197,313	192,914
Deposits by banks	28,543	33,862
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	36,420	31,580
Subordinated liabilities	2,332	2,228
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	272,590	272,302
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	232,449	228,134
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	197,313	192,914
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	28,543	33,862
Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	36,420	31,580
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,332	2,228
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	223,840	213,525
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,105	1,420
Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	156	506
Level 1 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	5,007	5,089
Level 1 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	144	164
Level 1 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	0	0
Level 1 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	0	0
Level 1 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	4,988	4,070
Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	19	1,019
Level 1 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 1 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	0
Level 1 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	144	164
Level 2 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	66,984	74,146
Level 2 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	8,446	14,221
Level 2 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	52	52
Level 2 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	27,997	33,780
Level 2 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	7,982	11,718
Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	28,685	27,084
Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,268	1,512
Level 2 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 2 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,105	1,420
Level 2 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	7,341	12,453
Level 2 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	0	348
Level 3 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	199,088	194,425
Level 3 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	216,451	216,505
Level 3 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	197,228	192,887
Level 3 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	54	82
Level 3 | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	1,582	1,218
Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	224	238
Level 3 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	216,451	216,279
Level 3 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 3 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	226
Level 3 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	0	0
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	271,079	273,660
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial assets	225,041	230,890
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	197,280	192,939
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	28,051	33,862
Fair value | Repurchase agreements - non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	7,982	11,718
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	35,255	32,372
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,511	2,769
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	216,451	216,279
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	1,105	1,420
Fair value | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	7,341	12,679
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	£ 144	£ 512